CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES

NOTE 3: CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES

	December 31,
	2024	2023
Cash and cash equivalents:
Cash	$98,392	$91,470
Bank deposits	21,936	–
Money market funds	1,291,274	1,024,658
Total cash and cash equivalents	1,411,602	1,116,128

Marketable securities:
U.S. Treasury bills	50,004	–
Total marketable securities	50,004	–
Total cash and cash equivalents and marketable securities	$1,461,606	$1,116,128

The following is a summary of available-for-sale marketable securities as of December 31, 2024, excluding securities classified within cash and cash equivalents on the consolidated balance sheet:

		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
Contractual maturity year:
Within one year	$49,797	$207	$–	$50,004
After one year through five years	–	–	–	–
Total	$49,797	$207	$–	$50,004

The Company did not have any marketable securities as of December 31, 2023, except for securities classified within cash and cash equivalents.

As of December 31, 2024, interest receivable on marketable securities amounted to $86 and is included within marketable securities in the consolidated balance sheet.